Income Taxes (Details) - USD ($)		1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 03, 2021	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Aug. 31, 2020
Income Tax [Line Items]
Effective tax rate					0.00%			0.00%
Uncertain tax provision					$ 0			$ 0		$ 0		$ 0	$ 0	$ 0	$ 0
P3 Health Partners Inc.
Income Tax [Line Items]
Impairment charges		$ 0	$ 851,455,754	$ 0		$ 851,455,754	$ 0	0		0	$ 0
Tax benefit		0				$ 0	$ 0	$ 0		$ 0	$ 0
Effective tax rate						0.00%	0.00%
Uncertain tax provision		0	0			$ 0			$ 0
P3 Health Partners Inc. | Tax Receivable Agreement with Selling Equity Holders of P3 LLC
Income Tax [Line Items]
Percentage of payment of tax savings realized						85.00%			85.00%
Retained percentage of cash savings						15.00%			15.00%
P3 Health Partners Inc. | P3 Llc
Income Tax [Line Items]
Investment in P3 LLC			600,000			$ 600,000
Tax benefit									$ 0
TRA liability		0							0
P3 Health Partners Inc. | P3 Llc | Tax Receivable Agreement with Selling Equity Holders of P3 LLC
Income Tax [Line Items]
Tax benefit									0
Estimated potential future tax benefits	$ 5,400,000
TRA liability	$ 4,600,000	$ 0	$ 0			$ 0			$ 0